Loss Per Share - Schedule of Basic and Diluted (Loss) Earnings Per Ordinary Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (17,981,164)	$ (32,920,724)	$ (23,124,402)
Less: accretion to redemption value of redeemable non-controlling interests	1,792,027	3,920,454	2,600,738
foreign currency effect on redemption value of redeemable non-controlling interests	(808,100)	(605,597)	(840,076)
net loss attributable to non-controlling interests	(6,204,728)	(8,688,144)	(487,780)
Net loss attributable to ordinary shareholders	$ (12,760,363)	$ (27,547,437)	$ (24,397,284)
Denominator:
Weighted average number of shares outstanding – basic (in Shares)	26,404,589	25,622,195	24,820,313
Weighted average number of shares outstanding – Diluted (in Shares)	26,404,589	25,622,195	24,820,313
Loss per share – basic (in Dollars per share)	$ (0.48)	$ (1.08)	$ (0.98)
Loss per share – Diluted (in Dollars per share)	$ (0.48)	$ (1.08)	$ (0.98)